Business Combination (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Nov. 04, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Business Combinations [Line Items]
Acquisition costs			$ 1,300
Deferred tax assets			$ 2,837	$ 6,985
Solaria Acquisition [Member]
Business Combinations [Line Items]
Consideration paid	$ 89,100
Consideration paid in cash	$ 100
Shares, issued (in Shares)	2,884,550
Fair value		$ 6,700
Payment of seller incurred transaction expenses	$ 1,500
Unvested stock options	14,100
Deferred tax assets				$ 45,900
Stock Options [Member] | Solaria Acquisition [Member]
Business Combinations [Line Items]
Fair value	$ 10,000
Preferred Stock [Member] | Solaria Acquisition [Member]
Business Combinations [Line Items]
Shares, issued (in Shares)	6,803,549
Fair value	$ 17,300
Preferred Stock [Member] | Warrant [Member] | Solaria Acquisition [Member]
Business Combinations [Line Items]
Shares, issued (in Shares)	5,382,599
Fair value	$ 7,800
Common Stock [Member] | Solaria Acquisition [Member]
Business Combinations [Line Items]
Shares, issued (in Shares)	78,962
Fair value	$ 52,200
Common Stock [Member] | Warrant [Member] | Solaria Acquisition [Member]
Business Combinations [Line Items]
Shares, issued (in Shares)	1,376,414
Fair value	$ 200